Net impairment loss on financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Net impairment loss on financial assets [Abstract]
Net impairment loss on financial assets

Net impairment loss on financial assets for the year ended December 31, 2016 and 2017 were as follows:

	2016		2017 (*)
Impairment losses on:
Loans	~~W~~	(1,102,781)	(799,577)
Available-for-sale financial assets		(96,381)	(202,360)
Other financial assets		(4,851)	(15,672)

		(1,204,013)	(1,017,609)

Reversal of impairment losses on:
Available-for-sale financial assets		8,350	4,061

	~~W~~	(1,195,663)	(1,013,548)

(*)	As the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.